Operating expenses (Other operating income (expenses) excluded) - Personnel costs and headcount (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) employee	Dec. 31, 2019 EUR (€) employee	Dec. 31, 2018 EUR (€) employee
Disclosure of attribution of expenses by nature to their function [Line Items]
Number of employees | employee	94	88	113
Wages, salaries and similar costs	€ (6,442)	€ (6,577)	€ (6,613)
Payroll taxes	(3,098)	(2,841)	(2,560)
CICE tax credit			124
Provisions for retirement benefit obligations	(202)	(156)	(190)
Share-based compensation expense	(938)	(1,407)	(833)
Total employee benefits expense	(10,680)	(10,981)	(10,072)
Research and development expense
Disclosure of attribution of expenses by nature to their function [Line Items]
Wages, salaries and similar costs	(4,590)	(4,908)	(5,085)
Payroll taxes	(2,180)	(2,206)	(1,981)
CICE tax credit			103
Provisions for retirement benefit obligations	(141)	(95)	(145)
Share-based compensation expense	(607)	(868)	(516)
Total employee benefits expense	(7,518)	(8,076)	(7,625)
Marketing - business development expenses
Disclosure of attribution of expenses by nature to their function [Line Items]
Wages, salaries and similar costs	(183)	(178)	(178)
Payroll taxes	8	(1)	(3)
Share-based compensation expense	(22)	(22)	(1)
Total employee benefits expense	(197)	(202)	(182)
General and administrative expense
Disclosure of attribution of expenses by nature to their function [Line Items]
Wages, salaries and similar costs	(1,669)	(1,491)	(1,349)
Payroll taxes	(926)	(634)	(576)
CICE tax credit			20
Provisions for retirement benefit obligations	(60)	(61)	(45)
Share-based compensation expense	(309)	(517)	(316)
Total employee benefits expense	€ (2,964)	€ (2,703)	€ (2,266)